FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Schedule of assets and liabilities denominated in foreign currencies) (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Cash	$ 4,200	$ 4,400
Amounts receivable	3,218	3,950	$ 5,259
Lease liability	$ (2,620)	(1,741)
CAD [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Cash		969	1,691
Amounts receivable		2,995	2,964
Loans receivable		0	0
Trade payables		(6,767)	(9,333)
Accrued liabilities		(48)	(522)
Lease liability		(126)	(153)
Long term debt		(2,560)	(1,446)
Net carrying value		(5,537)	(6,799)
COP [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Cash			2,961,487
Amounts receivable			15,127,223
Loans receivable			0
Trade payables			(2,975,794)
Accrued liabilities			(1,173,118)
Lease liability			(1,809,970)
Long term debt			0
Net carrying value			12,129,828
GBP [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Cash		35	64
Amounts receivable		125	61
Loans receivable		0	0
Trade payables		(22)	(56)
Accrued liabilities		(69)	(22)
Lease liability		(41)	(17)
Long term debt		0	0
Net carrying value		28	30
EUR [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Cash		1	1
Amounts receivable		0	0
Loans receivable		0	0
Trade payables		(18)	(161)
Accrued liabilities		0	0
Lease liability		0	0
Long term debt		0	0
Net carrying value		$ (17)	(160)
CHF [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Cash			0
Amounts receivable			0
Loans receivable			250
Trade payables			0
Accrued liabilities			0
Lease liability			0
Long term debt			0
Net carrying value			$ 250